As filed with the Securities and Exchange Commission on 02/28/2019

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

(414) 765-6872
Registrant's telephone number, including area code

Date of fiscal year end:  September 30, 2019

Date of reporting period:  December 31, 2018

Item 1. Schedules of Investments.

Poplar Forest Partners Fund
Schedule of Investments
at December 31, 2018 (Unaudited)

Shares		Value
	COMMON STOCKS - 100.1%
	Banks - 9.1%
850,000	Bank of America Corp.	$20,944,000
360,000	Citigroup, Inc.	18,741,600
		39,685,600
	Communications Equipment - 1.5%
152,000	Cisco Systems, Inc.	6,586,160

	Consumer Finance - 4.1%
790,000	Ally Financial, Inc.	17,901,400

	Diversified Financial Services - 2.4%
620,000	AXA Equitable Holdings, Inc.	10,310,600

	Diversified Telecommunication Services - 2.1%
600,000	CenturyLink, Inc.	9,090,000

	Energy Equipment & Services - 4.0%
680,000	Baker Hughes, Inc.	14,620,000
5,275,000	Weatherford International plc (a) (b)	2,948,725
		17,568,725
	Food & Staples Retailing - 2.3%
360,000	Kroger Co.	9,900,000

	Health Care Equipment & Supplies - 4.1%
172,000	Zimmer Biomet Holdings, Inc.	17,839,840

	Health Care Providers & Services - 6.6%
280,000	AmerisourceBergen Corp.	20,832,000
151,000	DaVita, Inc. (b)	7,770,460
		28,602,460
	Household Durables - 3.3%
775,000	Newell Brands, Inc.	14,407,250

	Insurance - 10.7%
525,000	American International Group, Inc.	20,690,250
351,000	Lincoln National Corp.	18,009,810
190,000	MetLife, Inc.	7,801,400
		46,501,460
	IT Services - 5.4%
100,000	DXC Technology Co.	5,317,000
160,000	International Business Machines Corp.	18,187,200
		23,504,200
	Metals & Mining - 6.0%
560,000	Freeport-McMoRan Inc.	5,773,600
285,000	Reliance Steel & Aluminum Co.	20,283,450
		26,057,050

	Oil, Gas & Consumable Fuels - 7.1%
1,000,000	Antero Resources Corp. (b)	9,390,000
375,000	Devon Energy Corp.	8,452,500
690,000	Noble Energy, Inc.	12,944,400
		30,786,900
	Personal Products - 1.1%
750,000	Coty, Inc. - Class A	4,920,000

	Pharmaceuticals - 10.3%
216,000	Abbott Laboratories	15,623,280
135,000	Eli Lilly & Co.	15,622,200
180,000	Merck & Co., Inc.	13,753,800
		44,999,280
	Semiconductors & Semiconductor Equipment - 4.9%
375,000	Qualcomm, Inc.	21,341,250

	Specialty Retail - 3.5%
98,500	Advance Auto Parts, Inc.	15,509,810

	Technology Hardware, Storage & Peripherals - 3.6%
1,175,000	Hewlett Packard Enterprise Co.	15,521,750

	Textiles, Apparel & Luxury Goods - 3.2%
420,000	Tapestry, Inc.	14,175,000

	Trading Companies & Distributors - 4.8%
275,000	MSC Industrial Direct Inc. - Class A	21,153,000
	TOTAL COMMON STOCKS (Cost $433,653,022)	436,361,735

	SHORT-TERM INVESTMENTS - 0.0%
687	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class, 2.33% (c)	687
	TOTAL SHORT-TERM INVESTMENTS (Cost $687)	687

	Total Investments in Securities (Cost $433,653,709) - 100.1%	436,362,422
	Liabilities in Excess of Other Assets - (0.1)%	(583,191)
	NET ASSETS - 100.0%	$435,779,231

(a)	U.S. traded security of a foreign issuer.
(b)	Non-income producing security.
(c)	Rate shown is the 7-day annualized yield at December 31, 2018.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's
Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Poplar Forest Cornerstone Fund
Schedule of Investments
at December 31, 2018 (Unaudited)
Principal
Amount/Shares		Value
	COMMON STOCKS - 65.2%
	Banks - 5.2%
15,800	Bank of America Corp.	$389,312
13,300	Citigroup, Inc.	692,398
1,650	SVB Financial Group (a)	313,368
		1,395,078
	Capital Markets - 1.0%
6,200	E*TRADE Financial Corp.	272,056

	Communications Equipment - 1.3%
8,300	Cisco Systems, Inc.	359,639

	Consumer Finance - 2.5%
29,000	Ally Financial, Inc.	657,140

	Diversified Financial Services - 1.2%
20,000	AXA Equitable Holdings, Inc.	332,600

	Diversified Telecommunication Services - 1.1%
20,000	CenturyLink, Inc.	303,000

	Energy Equipment & Services - 1.9%
23,600	Baker Hughes, Inc.	507,400

	Food & Staples Retailing - 1.7%
16,300	Kroger Co.	448,250

	Health Care Equipment & Supplies - 2.7%
7,000	Zimmer Biomet Holdings, Inc.	726,040

	Health Care Providers & Services - 4.2%
10,400	AmerisourceBergen Corp.	773,760
6,900	DaVita, Inc. (a)	355,074
		1,128,834
	Household Durables - 2.3%
32,500	Newell Brands, Inc.	604,175

	Insurance - 6.1%
16,900	American International Group, Inc.	666,029
12,800	Lincoln National Corp.	656,768
7,600	MetLife, Inc.	312,056
		1,634,853
	IT Services - 3.7%
5,100	DXC Technology Co.	271,167
6,200	International Business Machines Corp.	704,754
		975,921

	Metals & Mining - 3.0%
24,100	Freeport-McMoRan Inc.	248,471
7,900	Reliance Steel & Aluminum Co.	562,243
		810,714
	Oil, Gas & Consumable Fuels - 3.7%
13,500	Antero Resources Corp. (a)	126,765
16,100	Devon Energy Corp.	362,894
26,200	Noble Energy, Inc.	491,512
		981,171
	Personal Products - 0.6%
24,700	Coty, Inc. - Class A	162,032

	Pharmaceuticals - 8.1%
11,200	Abbott Laboratories	810,096
5,000	Eli Lilly & Co.	578,600
10,100	Merck & Co., Inc.	771,741
		2,160,437
	Professional Services - 1.2%
3,450	Equifax, Inc.	321,299

	Semiconductors & Semiconductor Equipment - 3.2%
14,800	Qualcomm, Inc.	842,268

	Software - 1.1%
3,000	Microsoft Corp.	304,710

	Specialty Retail - 2.6%
4,400	Advance Auto Parts, Inc.	692,824

	Technology Hardware, Storage & Peripherals - 2.0%
39,700	Hewlett Packard Enterprise Co.	524,437

	Textiles, Apparel & Luxury Goods - 1.9%
15,000	Tapestry, Inc.	506,250

	Trading Companies & Distributors - 2.9%
10,200	MSC Industrial Direct Inc. - Class A	784,584
	TOTAL COMMON STOCKS (Cost $17,461,588)	17,435,712

	CORPORATE BONDS - 16.5%
	Depository Credit Intermediation - 1.9%
	Bank of America Corp.
$500,000	2.60%, 1/15/19	499,905
	Electrical Equipment Manufacturing - 1.5%
	General Electric Co.
400,000	2.20%, 1/9/20	394,273
	Health Care Equipment & Supplies - 2.8%
	Becton Dickinson and Co.
750,000	3.25%, 11/12/20	745,798
	Health Care Providers & Services - 2.7%
	Cardinal Health, Inc.
750,000	2.616%, 6/15/22	723,090

	Oil, Gas & Consumable Fuels - 2.1%
	Devon Energy Corp.
575,000	4.00%, 7/15/21	575,877
	Oil & Gas Services & Equipment - 2.8%
	Schlumberger Holdings Corp.
750,000	4.00%, 12/21/25 (f)	741,395
	Professional Services - 2.7%
	Equifax, Inc.
750,000	3.30%, 12/15/22	737,194
	TOTAL CORPORATE BONDS (Cost $4,447,935)	4,417,532

	U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 13.3%
	U.S. Government Agencies - 3.3%
	FHLMC
500,000	1.50%, 9/30/21 (b)	495,067
400,000	3.00%, 6/28/22	400,482
		895,549
	U.S. Treasury Notes - 10.0%
	U.S. Treasury Floating Rate Note
550,000	2.57% (3 Month U.S. Treasury Money Market Rate + 0.14%), 1/31/19 (d)	550,071
	U.S. Treasury Note TIPS
707,315	0.125%, 4/15/20	691,635
737,424	0.125%, 1/15/22	715,924
745,514	0.125%, 7/15/24	715,102
		2,672,732
	TOTAL U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES (Cost $3,641,795)	3,568,281

	SHORT-TERM INVESTMENTS - 6.1%
	Money Market Fund - 1.5%
396,277	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class, 2.33% (e)	396,277
	U.S. Treasury Bills - 4.6%
$125,000	2.336%, 2/14/19 (c)	124,643
125,000	2.339%, 3/28/19 (c)	124,302
185,000	2.380%, 4/25/19 (c)	183,605
185,000	2.405%, 5/23/19 (c)	183,245
185,000	2.423%, 6/20/19 (c)	182,883
185,000	2.456%, 7/18/19 (c)	182,501
125,000	2.500%, 8/15/19 (c)	123,038
125,000	2.499%, 9/12/19 (c)	122,796
		1,227,013
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,623,909)	1,623,290

	Total Investments in Securities (Cost $27,175,227) - 101.1%	27,044,815
	Liabilities in Excess of Other Assets - (1.1)%	(296,586)
	NET ASSETS - 100.0%	$26,748,229

FHLMC - Federal Home Loan Mortgage Corporation
TIPS - Treasury Inflation Protected Securities
(a)	Non-income producing security.
(b)	Step-up bond; pays one interest rate for a certain period and a higher rate thereafter. The interest rate shown is the rate in effect as of December 31, 2018, and will increase to 2.25% on October 1, 2019.

(c)	Rate shown is the discount rate at December 31, 2018.
(d)	Variable rate security. Rate shown reflects the rate in effect as of December 31, 2018.
(e)	Rate shown is the 7-day annualized yield at December 31, 2018.
(f)	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securites Act of 1933, as amended, and may be sold only to dealers in the program or other "qualified institutional buyers."
Poplar Forest Capital, LLC, the Fund's adviser, has determined that such security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust.
As of December 31, 2018, the value of these investments was $741,395 or 2.8% of total net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's
Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Note 1 – Securities Valuation

The Poplar Forest Funds’ (the “Fund” or “Funds”) investments in securities are carried at their fair value. Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

The Funds’ investments are carried at their fair value. Equity securities that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Debt securities are valued at their bid prices furnished by an independent pricing service using valuation methods that are designed to represent fair value. These valuation methods can include matrix pricing and other analytical pricing models, market transactions, and dealer-supplied valuations. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. Most debt securities are categorized in level 2 of the fair value hierarchy.

Exchange-traded options are valued at the composite price, using the National Best Bid and Offer quotes. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and the lowest ask price across the exchanges where the option is traded. Exchange-traded options that are actively traded are categorized in level 1 of the fair value hierarchy.

Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that each Fund has the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing each Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of December 31, 2018:

Poplar Forest Partners Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$9,090,000	$-	$-	$9,090,000
Consumer Discretionary	44,092,060	-	-	44,092,060
Consumer Staples	14,820,000	-	-	14,820,000
Energy	48,355,625	-	-	48,355,625
Financials	114,399,060	-	-	114,399,060
Healthcare	91,441,580	-	-	91,441,580
Industrials	21,153,000	-	-	21,153,000
Information Technology	66,953,360	-	-	66,953,360
Materials	26,057,050	-	-	26,057,050
Total Common Stocks	436,361,735	-	-	436,361,735
Short-Term Investments	687	-	-	687
Total Investments in Securities	$436,362,422	$-	$-	$436,362,422

Poplar Forest Cornerstone Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$303,000	$-	$-	$303,000
Consumer Discretionary	1,803,249	-	-	1,803,249
Consumer Staples	610,282	-	-	610,282
Energy	1,488,571	-	-	1,488,571
Financials	4,291,727	-	-	4,291,727
Health Care	4,015,311	-	-	4,015,311
Industrials	1,105,883	-	-	1,105,883
Information Technology	3,006,975	-	-	3,006,975
Materials	810,714	-	-	810,714
Total Common Stocks	17,435,712	-	-	17,435,712
Fixed Income
Corporate Bonds	-	4,417,532	-	4,417,532
U.S. Government Agencies and Instrumentalities	-	3,568,281	-	3,568,281
Total Fixed Income	-	7,985,813	-	7,985,813
Short-Term Investments	396,277	1,227,013	-	1,623,290
Total Investments in Securities	$17,831,989	$9,212,826	$-	$27,044,815

Refer to the Funds’ schedules of investments for a detailed break-out of securities by industry classification.  Transfers between levels are recognized at December 31, 2018, the end of the reporting period.  During the period ended December 31, 2018, the Funds recognized no transfers between levels.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer/Principal Executive Officer and Vice President/Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)* /s/ Jeffrey T. Rauman
  Jeffrey T. Rauman, President/Chief Executive
  Officer/Principal Executive Officer

Date 2/27/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Jeffrey T. Rauman
  Jeffrey T. Rauman, President/Chief Executive
  Officer/Principal Executive Officer

Date  2/27/19

By (Signature and Title)* /s/ Cheryl L. King
  Cheryl L. King, Vice President/Treasurer/Principal
  Financial Officer

Date  2/14/19

* Print the name and title of each signing officer under his or her signature.